Financial risks - Contractual obligations and commitments (Details) $ in Thousands	Dec. 31, 2025 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 30,594
Lease obligations	3,853
Mining equipment financings (Principal)	12,178
Financing Facility (Principal)	129,844
Deferred consideration and contingent payments	8,791
Purchase obligations	8,100
Capital commitments	90,543
Total	283,903
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	30,594
Lease obligations	1,482
Mining equipment financings (Principal)	5,653
Financing Facility (Principal)	0
Deferred consideration and contingent payments	3,427
Purchase obligations	6,272
Capital commitments	62,069
Total	109,497
1-2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligations	2,371
Mining equipment financings (Principal)	5,898
Financing Facility (Principal)	129,844
Deferred consideration and contingent payments	3,427
Purchase obligations	1,828
Capital commitments	26,592
Total	169,960
More than 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Mining equipment financings (Principal)	627
Financing Facility (Principal)	0
Deferred consideration and contingent payments	1,937
Capital commitments	1,882
Total	$ 4,446